Goodwill - Summary Of Changes In Goodwill By Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Balance of beginning of period	$ 46,956	$ 36,207
Additions	73,251	10,865
Impairment charge	(593)
Foreign currency translation adjustments	3,603	(116)
Balance at end of period	123,217	46,956
Air [member]
Goodwill [Line Items]
Balance of beginning of period	38,883	36,207
Additions	2,328	2,772
Impairment charge	(593)
Foreign currency translation adjustments	(2,677)	(96)
Balance at end of period	37,941	38,883
Packages, Hotels and Other Travel Products [member]
Goodwill [Line Items]
Balance of beginning of period	8,073
Additions	70,923	8,093
Foreign currency translation adjustments	6,280	(20)
Balance at end of period	$ 85,276	$ 8,073